DEFERRED ROYALTY COSTS (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)
Royalty Costs [Line Items]
Amount of deferred royalty cost		¥ 9,000	$ 1.2
Publishing license agreement, minimum royalty costs				¥ 42,000
License authorization period		5 years	5 years
Amount received from agreement	¥ 9,000
Scenario after close beta testing date
Royalty Costs [Line Items]
Publishing license agreement, minimum royalty costs		¥ 9,000
Scenario, after commercial launch
Royalty Costs [Line Items]
Publishing license agreement, minimum royalty costs		¥ 24,000